Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Auditors' Remuneration

	2018	2017	2016
	US$M	US$M	US$M

Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	3.909	3.381	3.126
Audit of subsidiaries, joint ventures and associates	13.902	7.040	7.715
Audit-related assurance services	4.039	3.597	3.493
Other assurance services	1.343	1.849	1.508

Total assurance services	23.193	15.867	15.842

Fees payable to the Group’s auditors for other services
Other services relating to corporate finance	0.104	0.042	0.276
All other services	0.553	0.589	0.815

Total other services	0.657	0.631	1.091

Total fees	23.850	16.498	16.933